Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Abstract]
Summary of Options Outstanding	Options outstanding

For the years ended December 31,	2024		2023
	Number of options (in millions)	Weighted average exercise price	Number of options (in millions)	Weighted average exercise price
Outstanding, January 1	16	$22.73	20	$22.42
Forfeited	-	-	-	24.27
Exercised	(5)	21.56	(4)	21.02
Outstanding, December 31	11	$23.35	16	$22.73
Exercisable, December 31	6	$22.66	9	$21.99

Summary of Range of Exercise Prices of Outstanding Share Options

	Options outstanding			Options exercisable
For the year ended December 31, 2024	Number of options (in millions)	Weighted average exercise price	Weighted average remaining contractual life (in years)	Number of options (in millions)	Weighted average exercise price	Weighted average remaining contractual life (in years)
$17.59 - $20.99	1	$17.59	1.15	1	$17.59	1.15
$21.00 - $24.73	10	$23.93	4.04	5	$23.58	3.21
Total	11	$23.35	3.78	6	$22.66	2.89

Summary of Deferred Share Units

For the years ended December 31,
Number of DSUs (in thousands)	2024	2023
Outstanding, January 1	1,963	2,373
Issued	193	206
Reinvested	86	131
Redeemed	(191)	(744)
Forfeitures and cancellations	(1)	(3)
Outstanding, December 31	2,050	1,963